Provisions and contingencies	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies	Provisions and contingencies

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2026		—	—
Additions	-	14	14

Balance at June 30, 2026		14	14
Non-current	-	—	—
Current	-	14	14
Total		14	14

The Group is currently involved in three litigations. If applicable, the necessary provisions related to legal and arbitration proceedings are recorded.
The Group is first of all involved in litigation against FourWorld before the Belgian Courts. A writ of summons before the Enterprise Court of Antwerp on behalf of CMB NV was served by FourWorld on April
8, 2024. A similar summons was served on CMB.TECH NV on the same day. Following FourWorld's request to the defendants to produce additional documents, the court reset the initial procedural agenda. In accordance therewith, oral pleadings in court took place on 2 and 23 February 2026 focusing just on the admissibility of FourWorld's claim and its request for additional documents to be produced. In its judgment of 30 March 2026, the Enterprise Court of Antwerp rejected in full FourWorld’s requests for production of documents and for the imposition of a preliminary measure prohibiting the destruction of information. The Court has dismissed some of the defendants' pleas of inadmissibility, while reserving its decision on the remaining admissibility issues and the merits of the case. The parties were to agree a new procedural calendar for the further handling of the remaining issues and the merits but this hasn't happened yet.
Secondly, FourWorld and other dissenting share-holders have commenced legal proceedings before the
Court in Bermuda with respect to CMB.TECH’s takeover of and merger with Golden Ocean Group Limited
(“GOGL”). In August 2025, the shareholders of GOGL were asked to vote for a merger with CMB.TECH
Bermuda Limited (“CMBT Bermuda”) with the latter absorbing GOGL. The exchange ratio was 0.95 shares in
CMBT Bermuda for every GOGL share. The merger was approved by the necessary majority and proceeded on August 20, 2025. Three former shareholders in GOGL who did not vote in favour of the merger (“the dissenting shareholders”) have issued proceedings in Bermuda against CMBT Bermuda in which they claim
(i) a declaration that they are entitled to be paid $14.49 per share for their shares in cash (the “cash claims”)
or alternatively (ii) appraisal by the Court of the fair value of their shares pursuant to Bermudan law (the
“appraisal claims”). The Bermudan Court has ordered to first hear the cash claims, case managed together, and then the appraisal claims. The hearings in the cash claims took place on 21 and 22 January 2026.
In its judgment of 21 May 2026, the Bermuda Court considered whether Bermudan law entitles dissenting shareholders to demand immediate cash payment of the fair value figure stated in a merger notice, and whether that figure must be expressed as a standalone cash sum. While the Court found in principle that fair value should be stated in cash terms in a meeting notice, it rejected the dissenting shareholders' primary claim that CMBT Bermuda was immediately liable to pay them $14.49 per share in cash. Their recourse is therefore limited to a Court appraisal of fair value under Section 106(6) of the Act, to be determined in separate Appraisal Action pro-ceedings. Importantly, the Court confirmed that the same valuation methodology must be applied con-sistently to both the Golden Ocean shares and the CMBT shares when calculating any credit due to CMBT. Applying a consistent methodology to both sides of the equation will result in no material delta being owed to the dissenting shareholders. In the meantime, the dissenting shareholders have appealed against this decision and CMBT has lodged a coun-terappeal. The case in appeal will be pleaded in court in November 2026.
Lastly, the Group remains involved in litigation concerning the Oceania. A cash security of MYR 210 million
($51.4 million) was lodged with the High Court of Malaysia in January 2024 (see Note 20) pending resolution of the claim in conversion of the cargo brought by Black Swan in the Malaysian High Court. On
May 7, 2025, the Group obtained an arbitration award in its favour in the London arbitration proceedings against Silk Straits, CMB.TECH’s sub-contractors who in turn had sub-contracted on back-to-back terms with Black Swan.
The tribunal held that Silk Straits, under the relevant storage agreement, is to indemnify CMB.TECH and pay the Group’s claim against Silk Straits of (currently) approximately $4 million, plus interest and costs. Lawyers are enforcing the London Award against Silk Straits in both UK and  Malaysia. The conversion claim brought by Black Swan against CMB.TECH remains complex and pending before the Malaysian High Court. Witnesses were heard at the end of July. Written closing submissions will be filed shortly and an oral hearing on those submissions will be held in November 2026, with judgment being reserved for end of this year or beginning of next year. It is expected that the losing party will appeal the judgment which means that a final judgment will only be rendered towards the end of 2028 all going well.
Considering the facts and circumstances of the case and external as well as internal advice from counsel, management is of the opinion that it is not more likely than not that an outflow of resources will be required to settle any obligation and that con-sequently no provision needs to be accounted for at the moment.